Document and Entity Information	0 Months Ended
Jan. 24, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jan. 24, 2014
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Jan. 24, 2014
Document Effective Date	Jan. 24, 2014
Prospectus Date	Apr. 01, 2013
Institutional, P, D Prospectus | AllianzGI U.S. Emerging Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	AEMIX
Institutional, P, D Prospectus | AllianzGI U.S. Emerging Growth Fund | Class P
Risk/Return:
Trading Symbol	AEGPX
Institutional, P, D Prospectus | AllianzGI U.S. Emerging Growth Fund | Class D
Risk/Return:
Trading Symbol	AEGDX
A, C, R Prospectus | AllianzGI U.S. Emerging Growth Fund | Class A
Risk/Return:
Trading Symbol	AEGAX
A, C, R Prospectus | AllianzGI U.S. Emerging Growth Fund | Class C
Risk/Return:
Trading Symbol	AEGCX
A, C, R Prospectus | AllianzGI U.S. Emerging Growth Fund | Class R
Risk/Return:
Trading Symbol	AEGRX